Restricted cash and cash equivalents - Summary of Restricted Cash and Cash Equivalents (Parenthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2018 USD ($)
Miscellaneous current assets [abstract]
Unclaimed dividends	₨ 909		₨ 3,677	$ 14
Dividends proposed	1,405	$ 21	6,441
Restricted cash pledged as security for liabilities	0		1,114
Restricted cash pledged as security for liabilities	₨ 169		₨ 515	$ 3